Stockholders' Equity (Details) - Schedule of fair value of the warrants granted - Common Stock Warrants [Member] - AutoLotto, Inc. [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity (Details) - Schedule of fair value of the warrants granted [Line Items]
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.00%	1.00%
Expected term	5 years	5 years
Volatility	52.60%	52.60%